Debt - Note Redemption - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 5,181	$ 4,162
Repayments of bonds, notes and debentures	$ 1,010	$ 835	1,355
Non-operating income (expense)		26
Aggregate principal amount repurchased	1,000
8.5% notes due June 2024
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 600		819	$ 0
Borrowings, interest rate	8.50%			8.50%
Repayments of bonds, notes and debentures	$ 638
Non-operating income (expense)		$ 224
Embedded prepayment option derivative	$ 174
4.5% notes due January 2021
Disclosure of detailed information about borrowings [line items]
Principal amount			159	$ 152
Borrowings, interest rate	4.50%			4.50%
Aggregate principal amount repurchased				$ 103
4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Principal amount			275	$ 262
Borrowings, interest rate	4.75%			4.75%
Aggregate principal amount repurchased	$ 471
3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 295	$ 289
Borrowings, interest rate	3.75%			3.75%
Aggregate principal amount repurchased	$ 426